Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2025
Benefit Plans [Abstract]
Change in Component of Other Comprehensive income (Loss) Related to Retirement Plan and Post-retirement Benefit Plan
The following table details the change in the components of other comprehensive income (loss) related to the retirement plan and the postretirement benefit plan, at December 31, 2025 and 2024, respectively:

(dollars in thousands)	December 31, 2025
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(4,707)	$(2,988)	$(7,695)
Prior service cost	-	-	-
Amortization of net actuarial gain	964	1,034	1,998
Amortization of prior service cost	-	(13)	(13)
Total	$(3,743)	$(1,967)	$(5,710)

	December 31, 2024
		Post-
	Retirement	Retirement
	Plan	Benefit Plan	Total

Change in overfunded position of pension and postretirement benefits	$(7,451)	$(3,073)	$(10,524)
Prior service cost	-	-	-
Amortization of net actuarial gain	86	738	824
Amortization of prior service cost	-	(13)	(13)
Total	$(7,365)	$(2,348)	$(9,713)

Asset Allocation of Pension and Postretirement Benefit Plans
The asset allocations of the Company’s pension and postretirement benefit plans at December 31, were as follows:

	Pension Benefit		Postretirement Benefit
	Plan Assets		Plan Assets
	2025	2024	2025	2024
Debt Securities	27%	34%	31%	32%
Equity Securities	64	62	62	62
Other	9	4	7	6
Total	100%	100%	100%	100%

Fair Value of Plan Assets by type of Financial Instrument and Level Hierarchy
The fair value of the plan assets at December 31, 2025 and 2024, by asset category, is as follows:

		Fair Value Measurements at
		December 31, 2025 Using:
Retirement Plan			Significant
(dollars in thousands)		Quoted Prices in	Other	Significant
		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets
Cash and cash equivalents	$6,561	$6,561	$-	$-
Equity mutual funds	47,460	47,460	-	-
U.S. government sponsored enterprises	19,671	-	19,671	-
Fixed income mutual funds	540	540	-	-

Total Plan Assets	$74,232	$54,561	$19,671	$-

		Fair Value Measurements at
		December 31, 2025 Using:
			Significant
Postretirement Benefits		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)
Plan Assets
Cash and cash equivalents	$2,918	$2,918	$-	$-
Equity mutual funds	26,820	26,820	-	-
U.S. government sponsored enterprises	13,116	-	13,116	-

Total Plan Assets	$42,854	$29,738	$13,116	$-
		Fair Value Measurements at
		December 31, 2024 Using:
			Significant
Retirement Plan		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Plan Assets
Cash and cash equivalents	$2,848	$2,848	$-	$-
Equity mutual funds	41,384	41,384	-	-
U.S. government sponsored enterprises	22,659	-	22,659	-
Corporate bonds	-	-	-	-
Fixed income mutual funds	530	530	-	-

Total Plan Assets	$67,421	$44,762	$22,659	$-

		Fair Value Measurements at
		December 31, 2024 Using:
			Significant
Postretirement Benefits		Quoted Prices in	Other	Significant
(dollars in thousands)		Active Markets for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
	Value	(Level 1)	(Level 2)	(Level 3)

Plan Assets
Cash and cash equivalents	$2,407	$2,407	$-	$-
Equity mutual funds	23,377	23,377	-	-
U.S. government sponsored enterprises	12,295	-	12,295	-

Total Plan Assets	$38,079	$25,784	$12,295	$-

Summary of the Status of Stock Option Plans
 A summary of the status of the Company’s stock option awards as of December 31, 2025 and changes during the year then ended, are as follows:

Outstanding Options
Weighted
		Weighted	Average
		Average	Remaining
	Number of	Exercise	Contractual
	Options	Price	Life
Balance, January 1, 2025	8,036	$32.15
New options awarded - 2025	-	-
Expired options - 2025	(1,460)	32.15
Options forfeited - 2025	-	-
Exercised options - 2025	(6,576)	32.15
Balance, December 31, 2025	-	$-	0 years

Exercisable Options

Balance, December 31, 2025	-	$-	0 years

Restricted Stock Units [Member]
Benefit Plans [Abstract]
Restricted Share Units
Restricted stock units

		Weighted-Average
		Grant-Date
	Shares	Fair Value
Nonvested at January 1, 2025	38,559	$31.99
Granted	22,671
Vested	(14,781)
Forfeited	(2,215)
Nonvested at December 31, 2025	44,234	$36.17

Performance Share Units [Member]
Benefit Plans [Abstract]
Performance Share Units
Performance share units

		Weighted-Average
		Grant-Date
	Shares	Fair Value
Nonvested at January 1, 2025	71,497	$31.05
Granted	34,005
Vested	-
Forfeited	(3,323)
Nonvested at December 31, 2025	102,179	$33.91

Retirement Plan [Member]
Benefit Plans [Abstract]
Change in Projected/Accumulated Benefit Obligation
The following tables set forth the plan’s funded status and amounts recognized in the Company’s Consolidated Statements of Condition at December 31, 2025 and 2024:
	December 31,
(dollars in thousands)	2025	2024

Projected benefit obligation at beginning of year	$21,592	$23,159
Service cost	-	-
Interest cost	1,187	1,155
Benefit payments and expected expenses	(1,693)	(1,664)
Net actuarial loss (gain)	349	(1,058)

Projected benefit obligation at end of year	$21,435	$21,592

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

	December 31,
(dollars in thousands)	2025	2024

Fair value of plan assets at beginning of year	$67,421	$59,641
Actual gain on plan assets	8,549	9,491
Benefit payments and actual expenses	(1,738)	(1,711)
Fair value of plan assets at end of year	74,232	67,421

Funded status at end of year	$52,797	$45,829

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)	Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:
	December 31,
	2025	2024
Net actuarial gain	$17,658	$13,915

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (loss):

`	For the years ended
	December 31,
(dollars in thousands)	2025	2024	2023

Service cost	$-	$-	$-
Interest cost	1,187	1,155	1,213
Expected return on plan assets	(3,448)	(3,050)	(2,684)
Amortization of net gain	(964)	(86)	-
Net periodic pension credit	(3,225)	(1,981)	(1,471)

Amortization of net gain	964	86	-
Net actuarial gain included in other comprehensive income (loss)	(4,707)	(7,451)	(5,380)
Total recognized in other comprehensive income (loss)	(3,743)	(7,365)	(5,380)

Total recognized in net periodic benefit credit and other comprehensive income (loss)	$(6,968)	$(9,346)	$(6,851)

Estimated Future Benefit Payments
Estimated Future Benefit Payments

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

(dollars in thousands)

Year	Pension Benefits
2026	$1,731
2027	1,738
2028	1,786
2029	1,787
2030	1,774
2031 - 2035	8,411

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The assumptions used to determine benefit obligations at December 31 are as follows:

	2025	2024	2023
Discount rate	5.56%	5.69%	5.18%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2025	2024	2023
Discount rate	5.69%	5.18%	5.44%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

Postretirement Benefits [Member]
Benefit Plans [Abstract]
Change in Projected/Accumulated Benefit Obligation
Change in Accumulated Benefit Obligation:

(dollars in thousands)	December 31,
	2025	2024
Accumulated benefit obligation at beginning of year	$6,214	$5,628
Service cost	18	18
Interest cost	352	284
Prior Service cost	-	-
Benefits paid	(206)	(194)
Net actuarial loss	282	478

Accumulated benefit obligation at end of year	$6,660	$6,214

Change in Plan Assets and Reconciliation of Funded Status
Change in Plan Assets and Reconciliation of Funded Status:

(dollars in thousands)	December 31,
	2025	2024
Fair value of plan assets at beginning of year	$38,079	$33,224
Actual gain on plan assets	4,787	4,877
Company contributions	194	172
Benefits paid and actual expenses	(206)	(194)
Fair value of plan assets at end of year	42,854	38,079

Funded status at end of year	$36,194	$31,865

Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Amounts recognized in accumulated other comprehensive income (loss) consist of the following as of:

(dollars in thousands)	December 31,
	2025	2024
Net actuarial gain	$(12,201)	$(10,247)
Prior service cost	42	55

Total	$(12,159)	$(10,192)

Components of Net Periodic Pension Income and Other Amounts Recognized in Other Comprehensive Income (Loss)
Components of Net Periodic Benefit Income and Other Amounts Recognized in Other Comprehensive Income (loss):

(dollars in thousands)	December 31,
	2025	2024	2023
Service cost	$18	$18	$11
Interest cost	352	284	271
Expected return on plan assets	(1,517)	(1,326)	(1,157)
Amortization of net actuarial gain	(1,034)	(738)	(423)
Amortization of prior service cost	13	13	13
Net periodic benefit credit	(2,168)	(1,749)	(1,285)

Net (gain) loss	(2,988)	(3,073)	(2,575)
Amortization of prior service (cost) credit	(13)	(13)	(13)
Prior service cost	-	-	-
Amortization of net gain	1,034	738	423
Total amount recognized in other comprehensive income (loss)	(1,967)	(2,348)	(2,165)

Total amount recognized in net periodic benefit income and other comprehensive income (loss)	$(4,135)	$(4,097)	$(3,450)

Estimated Future Benefit Payments
Expected Future Benefit Payments

The following benefit payments are expected to be paid:

(dollars in thousands)

Year	Postretirement Benefits

2026	$332
2027	377
2028	425
2029	462
2030	508
2031 - 2035	2,109

Assumptions used to Determine Benefit Obligation and Net Periodic Expense
The discount rate assumption used to determine benefit obligations at December 31 is as follows:

	2025	2024	2023
Discount rate	5.56%	5.69%	5.18%

The assumptions used to determine net periodic pension expense (benefit) for the years ended December 31 are as follows:

	2025	2024	2023
Discount rate	5.69%	5.18%	5.44%
Expected long-term rate of return on assets, net of tax	4.00	4.00	4.00

Liability Awards [Member] | Restricted Stock Units [Member]
Benefit Plans [Abstract]
Restricted Share Units	Restricted share units
Outstanding
Units
Balance, December 31, 2024	45,065
New cash settled awards granted	19,758
Forfeited awards	(3,839)
Awards settled	(25,268)
Balance, December 31, 2025	35,716

Liability Awards [Member] | Performance Share Units [Member]
Benefit Plans [Abstract]
Performance Share Units	Performance share units
Outstanding
Units
Balance, December 31, 2024	100,723
New cash settled awards granted	28,432
Forfeited awards	(2,629)
Awards settled	(67,857)
Balance, December 31, 2025	58,669